Investment in joint ventures and associates_Investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Kumho Tire Co Inc
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures			14.20%		14.20%
Description of nature of entitys relationship with associate	[1]	The Group did not have significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution, and thus the entity was excluded from the investment in associates for the years ended December 31, 2018.	The Group did not have significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution, and thus the entity was excluded from the investment in associates for the years ended December 31, 2018.
Woori Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Freight & staffing services	Freight & staffing services
Proportion of ownership interest in associates and joint ventures		4.90%	4.90%		4.90%
Financial statements as of June 30 2018		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[3]	Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2018.	Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2018.
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Credit information	Credit information
Proportion of ownership interest in associates and joint ventures		9.90%	9.90%		9.90%
Financial statements as of June 30 2018		Dec. 31, 2018
Description of nature of entitys relationship with associate	[4]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Security service	Security service
Proportion of ownership interest in associates and joint ventures		15.00%	15.00%		15.00%
Financial statements as of June 30 2018		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[3]	Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2018.	Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2018.
Chin Hung International Inc.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		25.30%	25.30%		28.40%
Financial statements as of June 30 2018		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Fair value of investments in associates for which there are quoted market prices	[5]	₩ 2,065	₩ 1,915
Poonglim Industrial Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures			29.40%		31.00%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[6]	The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.	The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
STX Engine Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures			29.20%		29.20%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[7]	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
STX Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale of non-specialized goods	Wholesale of non-specialized goods
Proportion of ownership interest in associates and joint ventures			19.70%		9.50%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[7]	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
Saman Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Main business		General construction Technology service	General construction Technology service
Proportion of ownership interest in associates and joint ventures		9.20%	9.20%		9.20%
Financial statements as of June 30 2018		Sep. 30, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[4]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships
Dongwoo C and C Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		24.50%	23.20%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
SJCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Aggregate transportation and wholesale	Aggregate transportation and wholesale
Proportion of ownership interest in associates and joint ventures		26.50%	26.50%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
G2 Collection Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales	Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures		28.90%	28.90%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
The Base Enterprise Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		48.40%	48.40%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Kyesan engineering Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		23.30%	23.20%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Good software lab Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Service	Service
Proportion of ownership interest in associates and joint ventures		29.40%	28.90%
Description of nature of entitys relationship with associate		The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	[8]
Wongwang Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and real estate	Wholesale and real estate
Proportion of ownership interest in associates and joint ventures		29.00%	29.00%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Sejin construction Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction	Construction
Proportion of ownership interest in associates and joint ventures		29.60%	29.60%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
QTS shipping Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Complex transportation brokerage	Complex transportation brokerage
Proportion of ownership interest in associates and joint ventures		49.40%	49.40%
Description of nature of entitys relationship with associate		The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	[8]
DAEA SNC Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales	Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures		24.00%	24.00%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
ARES TECH Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Electronic component manufacturing	Electronic component manufacturing
Proportion of ownership interest in associates and joint ventures		23.40%	23.40%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Force TEC C Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		25.80%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[9]	Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.	Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Sinseong Trading Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		27.20%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[9]	Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.	Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Reading Doctors Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other services	Other services
Proportion of ownership interest in associates and joint ventures		35.40%	35.40%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
PREXCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		28.10%	28.10%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Hyunwoo International Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures			25.90%
Description of nature of entitys relationship with associate	[7]	The entity was excluded from the associate as the group sold its entire stake during the year ended December 31, 2018.	The entity was excluded from the associate as the group sold its entire stake during the year ended December 31, 2018.
Jiwon Plating Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Plating	Plating
Proportion of ownership interest in associates and joint ventures		20.80%	20.50%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Cultizm Korea LTD Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales	Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures		31.30%	31.30%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Gil Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		26.10%	26.10%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Nk Eng Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing	Manufacturing
Proportion of ownership interest in associates and joint ventures		23.10%	23.10%
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Youngdong Sea Food Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Processed sea food manufacturing	Processed sea food manufacturing
Proportion of ownership interest in associates and joint ventures		24.00%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[9]	Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.	Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.
Description of nature of entitys relationship with associate	[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		23.10%	23.10%		23.10%
Financial statements as of June 30 2018		Dec. 31, 2018
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		20.00%	20.00%		20.00%
Financial statements as of June 30 2018		Dec. 31, 2018
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance	Finance
Proportion of ownership interest in associates and joint ventures		14.10%	13.00%		13.00%
Financial statements as of June 30 2018		Nov. 30, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[4]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Smart Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		20.00%	20.00%
Financial statements as of June 30 2018		Dec. 31, 2018
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		25.00%	25.00%
Financial statements as of June 30 2018		Dec. 31, 2018
Well to Sea no.3 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance	Finance
Proportion of ownership interest in associates and joint ventures		50.00%	50.00%
Financial statements as of June 30 2018		Sep. 30, 2018
Description of reason why using different reporting date or period for associate	[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate	[10]	The Group has entered into a contract whereas the Group (or a third party designated by the Group) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Group, when the Fund disposes them.	The Group has entered into a contract whereas the Group (or a third party designated by the Group) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Group, when the Fund disposes them.
Partner One Value Up Ist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		23.30%
Financial statements as of June 30 2018		Dec. 31, 2018
Description of nature of entitys relationship with associate	[11]	Due to capital contribution by the Group for the year ended December 31, 2018, the entities has been included in the investment in associates.
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		20.00%
Financial statements as of June 30 2018		Dec. 31, 2018
Description of nature of entitys relationship with associate	[11]	Due to capital contribution by the Group for the year ended December 31, 2018, the entities has been included in the investment in associates.
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		25.00%
Financial statements as of June 30 2018		Dec. 31, 2018
Description of nature of entitys relationship with associate	[11]	Due to capital contribution by the Group for the year ended December 31, 2018, the entities has been included in the investment in associates.
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		19.40%	25.00%
Financial statements as of June 30 2018		Dec. 31, 2018
Description of nature of entitys relationship with associate	[4]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Uri Hanhwa Eureka Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial services	Other financial services
Proportion of ownership interest in associates and joint ventures		0.80%
Financial statements as of June 30 2018		Dec. 31, 2018
Description of nature of entitys relationship with associate	[4]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships. Due to capital contribution by the Group for the year ended December 31, 2018, the entities has been included in the investment in associates.	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.

[1]	The Group did not have significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution, and thus the entity was excluded from the investment in associates for the years ended December 31, 2018
[2]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
[3]	Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2018.
[4]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
[5]	The investments in associates that have quoted market prices are Chin Hung International Inc. (current period: KRW 2,065, previous year: KRW 1,915).
[6]	The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
[7]	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
[8]	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
[9]	Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.
[10]	The Group has entered into a contract whereas the Group (or a third party designated by the Group) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Group, when the Fund disposes them.
[11]	Due to capital contribution by the Group for the year ended December 31, 2018, the entities has been included in the investment in associates.